Award Timing Disclosure	12 Months Ended
	Jun. 30, 2025	Nov. 18, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee generally holds regular quarterly meetings (which are typically held after the completion of a fiscal quarter and shortly before the Company announces its results for the just completed fiscal quarter (each, a “Regular Quarterly Meeting”)), and at such meeting the Committee considers and approves stock options and other equity-based awards, including relevant terms such as the effective date of the grant. In addition, the Compensation Committee may grant stock options and other equity-based awards between Regular Quarterly Meetings at special meetings or via unanimous written consent (together, “Special Meetings”).

Awards of stock options and other equity-based awards are typically made by the Compensation Committee in the following circumstances:

1.Initial and Biennial awards: Eligible employees (including our NEOs) receive equity-based awards (which may include stock options) in connection with their commencement of service with us or when a change in status occurs enabling such employee to become eligible to receive equity-based awards. Proposed awards are generally submitted to the Compensation Committee for approval at the first Regular Quarterly Meeting after the commencement of service by such employee or the date the change in such employee’s status occurs. Thereafter, such employee would generally be eligible to receive a refresh equity-based award (which may include stock options) at the biennial Regular Quarterly Meeting following the date of the first award (all such awards, “Biennial Awards”).

2. Scheduled Awards: The Compensation Committee also considers various scheduled awards which generally occur on a regular recurring basis (together, “Scheduled Awards”). Examples of such Scheduled Awards include:

a.The grant of the equity component of director compensation in connection with annual director service (the “Annual Director Service Award”) or lead independent director service (the “Lead Independent Director Service Award”). See “Director Compensation” for additional discussion with respect to our non-employee director compensation program.

b.The grant of equity awards earned under the performance program for an NEO (which, to date, has not included stock options) (“Performance Award Grants”). Such awards generally have terms that were pre-approved by the Compensation Committee at the time the performance program for the NEO was adopted by the Compensation Committee earlier in such fiscal year, including specified deadline dates prior to which such Performance Awards Grants are to be made and after which the results used to determine performance (some of which may depend upon financial results that are published in the Annual Report) are calculated.

3. Special Awards: From time to time, the Compensation Committee will consider, on an as-needed basis, grants of equity based-awards (which may include stock options). Circumstances for such awards may include special recognition bonuses or for the hiring or retention of a high-value employee.

The Company’s Insider Trading Policy provides for a trading window (the “Trading Window”) which generally (i) opens following the closing of trading on the second full trading day following the public issuance of the Company’s earnings release for the most recent fiscal quarter and (ii) closes at the close of trading on the last day of the second month of a fiscal quarter (i.e., the last day of August, November, February and May). Our Insider Trading Policy prohibits our directors, executive officers, employees and contractors from engaging in any transactions in publicly traded options, such as puts and calls, and other derivative securities, including any hedging or similar transaction, with respect to our common stock.

The Compensation Committee has generally set the grant date of options awarded to NEOs for Initial and Biennial Awards to be the first full trading day occurring after the next opening of the Trading Window, with the exercise price of the options to be equal to the closing price of our common stock on the grant date. During fiscal year 2025, Mr. Kao received Biennial Awards as refresh grants that included both stock options and RSUs. The awards were approved at the October 30, 2024 Quarterly Meeting, and became effective on November 8, 2024, the first full trading day after the Trading Window was opened on November 7, 2024, following the Company’s disclosure on November 5, 2024 of its preliminary results for the first fiscal quarter ended on September 30, 2024. On November 13, 2024, we filed a Form NT 10-Q disclosing that we would not be able to file timely our Quarterly Report on Form 10-Q for the first fiscal quarter ended September 30, 2024. We subsequently filed that report, along with our Annual Report on Form 10-K for the fiscal year ended June 30, 2024 and our Quarterly Report on Form 10-Q for our second fiscal quarter ended December 31, 2024, on February 25, 2025.
During fiscal year 2025, except as provided in the chart below, we did not grant stock options (or similar awards) to any of our NEOs during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information:

Award Timing Method
The Compensation Committee has generally set the grant date of options awarded to NEOs for Initial and Biennial Awards to be the first full trading day occurring after the next opening of the Trading Window, with the exercise price of the options to be equal to the closing price of our common stock on the grant date. During fiscal year 2025, Mr. Kao received Biennial Awards as refresh grants that included both stock options and RSUs. The awards were approved at the October 30, 2024 Quarterly Meeting, and became effective on November 8, 2024, the first full trading day after the Trading Window was opened on November 7, 2024, following the Company’s disclosure on November 5, 2024 of its preliminary results for the first fiscal quarter ended on September 30, 2024. On November 13, 2024, we filed a Form NT 10-Q disclosing that we would not be able to file timely our Quarterly Report on Form 10-Q for the first fiscal quarter ended September 30, 2024. We subsequently filed that report, along with our Annual Report on Form 10-K for the fiscal year ended June 30, 2024 and our Quarterly Report on Form 10-Q for our second fiscal quarter ended December 31, 2024, on February 25, 2025.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Compensation Committee has generally set the grant date of options awarded to NEOs for Initial and Biennial Awards to be the first full trading day occurring after the next opening of the Trading Window, with the exercise price of the options to be equal to the closing price of our common stock on the grant date. During fiscal year 2025, Mr. Kao received Biennial Awards as refresh grants that included both stock options and RSUs. The awards were approved at the October 30, 2024 Quarterly Meeting, and became effective on November 8, 2024, the first full trading day after the Trading Window was opened on November 7, 2024, following the Company’s disclosure on November 5, 2024 of its preliminary results for the first fiscal quarter ended on September 30, 2024. On November 13, 2024, we filed a Form NT 10-Q disclosing that we would not be able to file timely our Quarterly Report on Form 10-Q for the first fiscal quarter ended September 30, 2024. We subsequently filed that report, along with our Annual Report on Form 10-K for the fiscal year ended June 30, 2024 and our Quarterly Report on Form 10-Q for our second fiscal quarter ended December 31, 2024, on February 25, 2025.
During fiscal year 2025, except as provided in the chart below, we did not grant stock options (or similar awards) to any of our NEOs during the period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information:

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(a)	(b)	(c)	(d)	(e)	(f)
Charles Liang	N/A	N/A	N/A	N/A	N/A
David Weigand	N/A	N/A	N/A	N/A	N/A
Don Clegg	N/A	N/A	N/A	N/A	N/A
George Kao	11/8/2024	32,629	$24.52	$15.66(1)	(17.0)%(2)

George Kao [Member]
Awards Close in Time to MNPI Disclosures
Name		George Kao
Underlying Securities | shares		32,629
Exercise Price | $ / shares		$ 24.52
Fair Value as of Grant Date | $		$ 15.66
Underlying Security Market Price Change		(0.170)